Shane E. Daly Counsel Tel: (212) 314-3912 Fax: (212) 314-3959

VIA EDGAR

February 22, 2013

U.S. Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549-8629

Re:	Initial Filing of the Registration Statement on Form N-4 for AXA Equitable Life Insurance Company (CIK # 0000089024) (“Registration Statement”)

Commissioners:

We are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account A.

This Registration Statement relates to a new EQUI-VEST® GWBL Rollover Annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account A. The principal underwriters of Separate Account A, and the distributors of EQUI-VEST® GWBL Rollover Annuity contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

We intend to offer the EQUI-VEST® GWBL Rollover Annuity contract to individuals who wish to roll over eligible distributions from certain employer-sponsored plans where the plan provides a benefit similar to the Guaranteed Withdrawal Benefit for Life feature described in this prospectus. In addition, the source of the rollover must also be a contract issued by us or one of our affiliates.

Financial statements, exhibits and other financial information will be provided in a subsequent pre-effective amendment.

It is proposed that the public offering of the securities described in the Registration Statement commence as soon as practicable on or about May 1, 2013 following the effectiveness of the Registration Statement.

Please contact the undersigned at (212) 314-3912 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours, /s/ Shane E. Daly
Shane E. Daly

cc: Alison White, Esq., Christopher E. Palmer, Esq.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104